LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2021
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.           LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2020	2021
	RMB	RMB
Land use rights	13,860	6,260
Accumulated amortization	(4,075)	(4,406)
Land use rights, net	9,785	1,854

Land use rights have been pledged as collateral for loans from Beijing Changping Technology Development Co. Ltd. as of September 30, 2020 were RMB2,053 and from Beijing Changping Technology Development Co. Ltd. as of September 30, 2021 were RMB1,992. Amortization expenses for the years ended September 30, 2019, 2020 and 2021 were RMB677, RMB424 and RMB331, respectively. The Company incurred impairment of land use rights of RMB7,600 for the year ended September 30, 2021.